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			      UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2009
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	    -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan           February 5, 2010
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                      13
                                                  --------------------------

Form 13F Information Table Value Total:           $         214,351
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE       SHRS OR    SH/PUT    INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT    PRN CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3M CO. 			    COMMON       88579Y101         479   	5,800       	     SOLE         	5,800
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.             COMMON       025816109         385   	9,500        	     SOLE         	9,500
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.         COMMON       084670108     130,150  	1,312          	     SOLE          1,312
---------------------------------------------------------------------------------------------------------------------------------
COCA COLA                        COMMON       191216100      23,779       417,180      	      SOLE        417,180
---------------------------------------------------------------------------------------------------------------------------------
CONOCO PHILLIPS                  COMMON       20825C104       5,607       109,800      	      SOLE        109,800
---------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES                COMMON       22160K105          89      	 1,500                  SOLE      	1,500
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON	              COMMON       478160104      13,535        214,140                SOLE         214,140
---------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                     COMMON        50075N104      15,716        578,218  	      SOLE          578,218
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                        COMMON       594918104       8,114        266,200                SOLE         266,200
---------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE                 COMMON       742718109       7,791        128,500  	       SOLE         128,500
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC	      COMMON        931142103         86         1,600     	        SOLE          1,600
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO	               COMMON      949746101       8,517        315,560          	       SOLE        315,560
---------------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL	               COMMON      950817106         103            300                  SOLE     	    300
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					  	  TOTAL:  214,351
